Ivy Funds

Supplement dated January 12, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016 and December 29, 2016

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” Table (and existing footnotes corresponding to that Table) in the “Fees and Expenses” section for Ivy Bond Fund on page 52:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.25%	0.44%	0.26%	0.55%	0.22%	0.32%	0.07%	0.21%
Total Annual Fund Operating Expenses	1.02%	1.96%	1.78%	1.32%	0.74%	1.34%	0.59%	0.98%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.04%	0.04%	0.04%	0.27%	0.20%	0.04%	0.05%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[6]	0.98%	1.92%	1.74%	1.05%	0.54%	1.30%	0.54%	0.94%

[3]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class E shares at 1.05%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[4]	Through July 31, 2018, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class R6 shares at 0.54%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

[5]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

[6]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in a contractual class waiver. Due to a new contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

Effective immediately, the following replaces the “Example” section for Ivy Bond Fund on pages 52-53:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$669	$877	$1,102	$1,748
Class B Shares	595	911	1,154	2,038
Class C Shares	177	556	961	2,091
Class E Shares	696	1,004	1,333	2,252
Class I Shares	55	216	392	900
Class R Shares	132	421	730	1,609
Class R6 Shares	55	184	324	733
Class Y Shares	96	308	538	1,198

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$669	$877	$1,102	$1,748
Class B Shares	195	611	1,054	2,038

Supplement	Prospectus	1

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$177	$556	$961	$2,091
Class E Shares	696	1,004	1,333	2,252
Class I Shares	55	216	392	900
Class R Shares	132	421	730	1,609
Class R6 Shares	55	184	324	733
Class Y Shares	96	308	538	1,198

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” Table (and existing footnotes corresponding to that Table) in the “Fees and Expenses” section for Ivy Emerging Markets Equity Fund on page 91:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.44%	0.74%	0.37%	0.24%	0.37%	0.11%	0.24%
Total Annual Fund Operating Expenses	1.67%	2.72%	2.35%	1.22%	1.85%	1.09%	1.47%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.09%	0.22%	0.08%	0.23%	0.08%	0.10%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[6]	1.58%	2.50%	2.27%	0.99%	1.77%	0.99%	1.39%

[3]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.58% and Class B shares at 2.50%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[4]	Through July 31, 2018, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class R6 shares at 0.99%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

[5]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

[6]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table (except for Class B) because it has been restated to reflect a change in a contractual class waiver. Due to a new contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

Effective immediately, the following replaces the “Example” section for Ivy Emerging Markets Equity Fund on pages 91-92:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,063	$1,422	$2,430
Class B Shares	653	1,124	1,520	2,782
Class C Shares	230	726	1,248	2,680
Class I Shares	101	364	648	1,457
Class R Shares	180	574	993	2,163
Class R6 Shares	101	337	591	1,320
Class Y Shares	142	457	795	1,751

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,063	$1,422	$2,430
Class B Shares	253	824	1,420	2,782

2	Prospectus	Supplement

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$230	$726	$1,248	$2,680
Class I Shares	101	364	648	1,457
Class R Shares	180	574	993	2,163
Class R6 Shares	101	337	591	1,320
Class Y Shares	142	457	795	1,751

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” Table (and existing footnotes corresponding to that Table) in the “Fees and Expenses” section for Ivy LaSalle Global Real Estate Fund on page 151:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses	0.92%	0.61%	0.79%	0.64%	0.75%	0.66%
Total Annual Fund Operating Expenses	2.12%	2.56%	2.74%	1.59%	2.20%	1.86%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.61%	0.39%	0.39%	0.54%	0.39%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[6]	1.51%	2.17%	2.35%	1.05%	1.81%	1.47%

[3]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund’s Class A shares at 1.51%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[4]	Through July 31, 2018, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares at 1.05%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

[5]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

[6]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table (except for Class A) because it has been restated to reflect a change in a contractual class waiver. Due to a new contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

Effective immediately, the following replaces the “Example” section for Ivy LaSalle Global Real Estate Fund on pages 151-152:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,145	$1,596	$2,840
Class B Shares	620	1,059	1,426	2,759
Class C Shares	238	813	1,415	3,042
Class I Shares	107	449	815	1,844
Class R Shares	184	651	1,144	2,504
Class Y Shares	150	547	970	2,148

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,145	$1,596	$2,840
Class B Shares	220	759	1,326	2,759
Class C Shares	238	813	1,415	3,042
Class I Shares	107	449	815	1,844
Class R Shares	184	651	1,144	2,504
Class Y Shares	150	547	970	2,148

Supplement	Prospectus	3